Note 33 - Dividend income (Tables)	6 Months Ended
Jun. 30, 2020
Dividend income Abstract
Table of Dividend Income
Dividend income. Breakdown by headline (Millions of Euros)
	June 2020	June 2019
Non-trading financial assets mandatorily at fair value through profit or loss	7	25
Financial assets at fair value through other comprehensive income	70	78
Total	77	103